Investment property (Tables)	12 Months Ended
Dec. 31, 2021
Investment property [abstract]
Schedule of Detailed Information about Investment Property
Changes in the Group’s investment property in 2021 and 2020 were as follows:

	2021	2020
Beginning of the year	31,179	34,295
Net gain / (loss) from fair value adjustment (Note 8)	(4,331)	1,077
Reclassification to property, plant and equipment (i)	(1,380)	(3,127)
Exchange difference	6,664	(1,066)
End of the year	32,132	31,179
Fair value	32,132	31,179
Net book amount	32,132	31,179

(i) Relates with the expiration of contracts with third parties.